Employees - Summary of Staff Cost and Average Number of Employees (Details) Employees in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) Employees	Dec. 31, 2023 EUR (€) Employees	Dec. 31, 2022 EUR (€) Employees
Disclosure Of Staff And Management Costs [Line Items]
Wages and salaries	€ (5,852)	€ (5,722)	€ (5,857)
Social security costs	(640)	(591)	(587)
Other pension costs	(339)	(348)	(396)
Share-based compensation costs	(324)	(212)	(177)
Gross staff costs	€ (7,155)	€ (6,873)	€ (7,017)
Average number of employees during the year | Employees	125	128	138
Asia Pacific Africa
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	61	64	73
The Americas
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	38	38	38
Europe
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	26	26	27